CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 189,898	$ 29,956	¥ 321,262
Short-term investments	256,514	40,464	152,376
Restricted cash and escrow receivables	37,455	5,908	35,207
Equity securities and other investments	8,673	1,368	9,807
Prepayments, receivables and other assets	145,995	23,030	124,708
Total current assets	638,535	100,726	643,360
Equity securities and other investments	223,611	35,274	237,221
Prepayments, receivables and other assets	113,147	17,849	98,432
Investments in equity method investees	219,642	34,648	200,189
Property and equipment, net	171,806	27,102	147,412
Intangible assets, net	59,231	9,343	70,833
Goodwill	269,581	42,525	292,771
Total assets	1,695,553	267,467	1,690,218
Current liabilities:
Current bank borrowings	8,841	1,395	3,606
Current unsecured senior notes			9,831
Income tax payable	21,753	3,431	25,275
Accrued expenses, accounts payable and other liabilities	271,460	42,822	261,140
Merchant deposits	14,747	2,326	15,017
Deferred revenue and customer advances	66,983	10,566	62,489
Total current liabilities	383,784	60,540	377,358
Deferred revenue	3,490	551	3,158
Deferred tax liabilities	61,706	9,734	59,598
Non-current bank borrowings	38,244	6,033	38,335
Non-current unsecured senior notes	94,259	14,869	97,381
Other liabilities	31,877	5,028	30,754
Total liabilities	613,360	96,755	606,584
Commitments and contingencies
Mezzanine equity	9,655	1,523	8,673
Shareholders' equity:
Ordinary shares, US$0.000003125 par value; 32,000,000,000 shares authorized as of March 31, 2021 and 2022; 21,699,031,448 and 21,357,323,112 shares issued and outstanding as of March 31, 2021 and 2022, respectively	1		1
Additional paid-in capital	410,506	64,755	394,308
Treasury shares, at cost	(2,221)	(350)
Subscription receivables	(46)	(7)	(47)
Statutory reserves	9,839	1,552	7,347
Accumulated other comprehensive (loss) income
Cumulative translation adjustments	(33,184)	(5,234)	(18,930)
Unrealized (losses) gains on interest rate swaps and others	27	4	(133)
Retained earnings	563,557	88,899	554,924
Total shareholders' equity	948,479	149,619	937,470
Noncontrolling interests	124,059	19,570	137,491
Total equity	1,072,538	169,189	1,074,961
Total liabilities, mezzanine equity and equity	¥ 1,695,553	$ 267,467	¥ 1,690,218